Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 45	$ 68
Assets, Gross amounts not offset in consolidated balance sheets	14	13
Assets, Net amounts	31	55
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(20)	(16)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(14)	(13)
Liabilities, Net Amounts	$ (6)	$ (3)